SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income	$ 16,244	$ 15,954	$ 15,180	$ 16,303	$ 16,672	$ 16,762	$ 16,765	$ 16,600	$ 63,681	$ 66,799	$ 67,346
Net realized investment gains (losses)	2,691	(177)	10,050	4,472	7,962	4,527	4,291	6,463	17,036	23,243	(12,755)
Equity in earnings of unconsolidated investees									6,497	7,101	5,052
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes	41,299	38,119	71,405	38,906	50,456	41,003	52,229	34,802	189,729	178,490	132,437
Income tax benefit									59,138	51,058	38,592
Net earnings	30,692	26,057	47,381	26,461	40,252	27,965	34,994	24,221	130,591	127,432	93,845
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									32,230	33,552	53,995
Less: reclassification adjustment for losses (gains) included in net earnings									(10,897)	(14,971)	8,286
Other comprehensive earnings (OCI)									21,333	18,581	62,281
Comprehensive earnings									151,924	146,013	156,126
PARENT COMPANY
CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS
Net investment income									1,179	675	906
Net realized investment gains (losses)									42	(13)	166
Equity in earnings of unconsolidated investees									6,497	7,101	5,052
Selling, general and administrative expenses									(7,766)	(7,998)	(7,941)
Interest expense on debt									(6,050)	(6,050)	(6,050)
Loss before income taxes									(6,098)	(6,285)	(7,867)
Income tax benefit									(4,949)	(8,754)	(3,590)
Net earnings (loss) before equity in net earnings of subsidiaries									(1,149)	2,469	(4,277)
Equity in net earnings of subsidiaries									131,740	124,963	98,122
Net earnings									130,591	127,432	93,845
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period									277	(530)	(70)
Less: reclassification adjustment for losses (gains) included in net earnings									(27)	8	(108)
Other comprehensive income (loss) - parent only									250	(522)	(178)
Equity in other comprehensive earnings of subsidiaries/investees									21,083	19,103	62,459
Other comprehensive earnings (OCI)									21,333	18,581	62,281
Comprehensive earnings									$ 151,924	$ 146,013	$ 156,126